OTHER PROVISIONS (Details)			12 Months Ended
	Mar. 30, 2022 USD ($)	Dec. 17, 2020 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)	Dec. 31, 2021
OTHER PROVISIONS (Details) [Line Items]
Probability of loss percentage			$ 50
Tax credit suspend amount			$ 74,000,000
Legal claim, percentage			2.50%	2.50%
Previously imposed total (in Euro) | €				€ 776,465,000
Proof claim		$ 8,220,000
Provision for European Commission Investigation [Member] | Infringement of European Union Regulations [Member]
OTHER PROVISIONS (Details) [Line Items]
Commission provision decrease, description					With respect to Europe, the General Directorate of Competition imposed fines totaling € 799,445,000 (seven hundred and ninety-nine million four hundred and forty-five thousand Euros) for infractions of European Union regulations on free competition against eleven (11) airlines, among which are LATAM Airlines Group SA and its subsidiary Lan Cargo S.A .,For its part, LATAM Airlines Group S.A. and Lan Cargo S.A., jointly and severally, have been fined for the amount of € 8,220,000 (eight million two hundred twenty thousand euros), for these infractions, an amount that was provisioned in the financial statements of LATAM.
Top of range [member]
OTHER PROVISIONS (Details) [Line Items]
Fine amount	$ 8,220,000
Bottom of range [member]
OTHER PROVISIONS (Details) [Line Items]
Fine amount	$ 2,240,000